Pledged Assets and Collateral (Assets Mortgaged Pledged or Otherwise Subject to Lien) (Detail) ¥ in Millions	Sep. 30, 2015 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 34,733,200
Trading Account Assets, Trading Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	12,488,503
Investment Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	11,412,411
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	10,775,877
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 56,409